Cost of Revenues (Schedule of Composition of Cost of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
According to source of income:
Cost of revenues from equipment	₪ 645	₪ 674	₪ 763
Cost of revenues from services	2,035	2,028	2,000
Cost of revenues	2,680	2,702	2,763
According to its components:
Cost of revenues from equipment	645	674	763
Rent and related expenses	281	321	332
Salaries and related expenses	224	241	265
Fees to communications operators	767	732	732
Cost of content and value added services	212	168	143
Depreciation and amortization	412	396	381
Royalties and fees	86	93	96
Other	53	77	51
Total cost of revenues from services	2,035	2,028	2,000
Cost of revenues	₪ 2,680	₪ 2,702	₪ 2,763